Intangibles (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets gross	$ 863
Amortized over useful life	4 years
Accumulated amortization	$ 270
Amortization expense	$ 216	$ 72